AAM/Phocas Real Estate Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.7%
	REITS-APARTMENTS — 13.1%
45,585	Bluerock Residential Growth, Inc. - Class A - REIT	$345,535
4,338	Camden Property Trust - REIT	385,995
3,180	Essex Property Trust, Inc. - REIT	638,512
79,507	Independence Realty Trust, Inc. - REIT	921,486
4,505	Mid-America Apartment Communities, Inc. - REIT	522,355
		2,813,883
	REITS-DATA CENTER — 11.4%
2,256	Equinix, Inc. - REIT	1,714,853
11,522	QTS Realty Trust, Inc. - Class A - REIT	726,117
		2,440,970
	REITS-FREESTANDING — 3.8%
30,074	STORE Capital Corp. - REIT	824,930
	REITS-HEALTH CARE — 6.9%
43,849	Global Medical, Inc. - REIT	591,962
30,641	Sabra Health Care, Inc. - REIT	422,386
8,549	Welltower, Inc. - REIT	470,964
		1,485,312
	REITS-INDUSTRIALS — 13.7%
1,107	Innovative Industrial Properties, Inc. - REIT	137,390
13,669	Prologis, Inc. - REIT	1,375,375
31,333	Rexford Industrial Realty, Inc. - REIT	1,433,798
		2,946,563
	REITS-INFRASTRUCTURE — 11.0%
8,019	American Tower Corp. - REIT	1,938,433
2,556	Crown Castle International Corp. - REIT	425,574
		2,364,007
	REITS-LODGING/RESORTS — 2.1%
17,160	Pebblebrook Hotel Trust - REIT	215,015
6,225	Ryman Hospitality Properties, Inc. - REIT	229,080
		444,095
	REITS-MANUFACTURED HOMES — 5.3%
8,038	Sun Communities, Inc. - REIT	1,130,223
	REITS-OFFICE — 12.9%
7,638	Alexandria Real Estate Equities, Inc. - REIT	1,222,080
4,421	Boston Properties, Inc. - REIT	355,006
18,703	Hudson Pacific Properties, Inc. - REIT	410,157
6,811	Kilroy Realty Corp. - REIT	353,900
9,182	SL Green Realty Corp. - REIT	425,769
		2,766,912

AAM/Phocas Real Estate Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS-REGIONAL MALLS — 2.6%
8,606	Simon Property Group, Inc. - REIT	$556,636
	REITS-SELF STORAGE — 4.6%
9,340	Extra Space Storage, Inc. - REIT	999,286
	REITS-SHOPPING CENTERS — 3.1%
27,924	Kimco Realty Corp. - REIT	314,424
9,115	Regency Centers Corp. - REIT	346,552
		660,976
	REITS-SINGLE FAMILY HOME — 3.7%
28,769	Invitation Homes, Inc. - REIT	805,244
	REITS-TIMBER — 2.5%
18,886	Weyerhaeuser Co.	538,629
	TOTAL COMMON STOCKS
	(Cost $18,999,724)	20,777,666
	SHORT-TERM INVESTMENTS — 3.0%
646,720	Federated Treasury Obligations Fund - Institutional Class, 0.01%[1]	646,720
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $646,720)	646,720
	TOTAL INVESTMENTS — 99.7%
	(Cost $19,646,444)	21,424,386
	Other Assets in Excess of Liabilities — 0.3%	59,718
	TOTAL NET ASSETS — 100.0%	$21,484,104

REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.